INTEREST-BEARING LOANS AND BORROWINGS - Short-term loans from banks, interest rate (Details)	Dec. 31, 2023
Short-term Loans | Minimum
Short-term loans from banks
Short-term loans, interest rate	6.70%
Short-term Loans | Maximum
Short-term loans from banks
Short-term loans, interest rate	15.00%
UPAS Letter of Credit | Minimum
Short-term loans from banks
Short-term loans, interest rate	10.50%
UPAS Letter of Credit | Maximum
Short-term loans from banks
Short-term loans, interest rate	14.50%